Annual Fund Operating Expenses - THE GABELLI VALUE 25 FUND INC.	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
THE GABELLI VALUE 25 FUND INC. Class AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.45%	[1]
THE GABELLI VALUE 25 FUND INC. CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.45%	[1]
THE GABELLI VALUE 25 FUND INC. CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	2.20%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.20%	[1]
THE GABELLI VALUE 25 FUND INC. CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	1.00%	[1]

[1]	Gabelli Funds, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for Class I shares at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2026, and may not be terminated by the Adviser before such date. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.